Shareholder Report, Line Graph (Details) 193734_Intrepid Capital Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 16,103	$ 13,587	$ 12,040	$ 13,876	$ 11,126	$ 11,314	$ 12,308	$ 12,123	$ 11,316	$ 10,000	$ 18,616
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000	$ 41,530
Bloomberg Combined 1-5Y TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Combined 1-5Y TR Index
Accumulated Value	$ 23,294	$ 18,715	$ 16,425	$ 18,640	$ 15,878	$ 14,223	$ 13,495	$ 12,229	$ 11,009	$ 10,000	$ 26,142